Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2014
Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2013 and 2014, and quantitative information about net credit loss for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2013	March 31, 2014
Direct financing leases	¥989,380	¥1,094,073
Installment loans	2,691,171	2,315,555

Assets recorded on the balance sheet	3,680,551	3,409,628
Direct financing leases sold on securitization	1,698	1,156

Total assets managed together or sold on securitization	¥3,682,249	¥3,410,784

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen
	March 31, 2013	March 31, 2014
Direct financing leases	¥15,806	¥13,887
Installment loans	220,485	141,973

Assets recorded on the balance sheet	236,291	155,860
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥236,291	¥155,860

	Credit loss
	Millions of yen
	2012	2013	2014
Direct financing leases	¥6,783	¥4,046	¥4,351
Installment loans	29,476	39,142	23,761

Assets recorded on the balance sheet	36,259	43,188	28,112
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥36,259	¥43,188	¥28,112